Principles of Consolidation and Summary of Significant Accounting Policies (Details Textual)	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Land and yew forest use rights [Member] Minimum [Member]	Dec. 31, 2011 Land and yew forest use rights [Member] Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life					16 years	45 years	50 years	50 years	45 years	50 years
Principles of Consolidation and Summary of Significant Accounting Policies (Textual)
Monthly consulting service fee as percentage of net income of HDS paid to JSJ	100.00%	100.00%	100.00%
HDS obligation within 30 days after the end of each month	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").
HDS obligation within 90 days after the end of each month	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.
Additional monthly payment to JSJ as percentage of net income of HDS	80.00%	80.00%	80.00%
Business Cooperation Agreement term	10 years	10 years	10 years
Business Cooperation Agreement expiration date	Nov. 05, 2020	Nov. 05, 2020	Nov. 05, 2020
Notice period for termination of contract	30 days	30 days	30 days
Equity interest purchase option price	10		10
Execution of any major contract is limitated under Option Agreement	Over RMB 500,000	Over RMB 500,000	Over RMB 500,000
Exclusive Option Agreement term	10 years	10 years	10 years
Exclusive Option Agreement commencing date	Nov. 05, 2020	Nov. 05, 2020	Nov. 05, 2020
Description of notice period for remedies for any breach in terms agreement	Within 20 days after the giving of notice of breach	Within 20 days after the giving of notice of breach	Within 20 days after the giving of notice of breach
Inventory allowance and reserve
Impairment charges
Advertising expenses		8,604		2,571
Shipping costs		13,916		11,316
Research and development costs		16,048		24,404
Uncertain tax positions
Percentage of value added tax for agricultural products		13.00%	13.00%
Percentage of value added tax handicraft products		17.00%	17.00%
Foreign currency translation adjustment included in comprehensive income		$ 778,392		$ 463,826
Percentage share of profit held by parent in joint venture		80.00%	80.00%